Note 9 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 80,215
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	193 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 60,808	$ 49,565